Segment Reporting (Details) - Schedule of Information on Geographical Regions - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2021
Australia [Member] | Travelan [Member]
Segment Reporting (Details) - Schedule of Information on Geographical Regions [Line Items]
Hyperimmune products revenue	$ 1,100,725	$ 143,378	[1]	$ (10,308)
Revenue from external customers	1,100,725	143,378		(10,308)
Australia [Member] | Protectyn [Member]
Segment Reporting (Details) - Schedule of Information on Geographical Regions [Line Items]
Hyperimmune products revenue	59,960	57,415	[1]	50,181
Revenue from external customers	59,960	57,415		50,181
United States [Member] | Travelan [Member]
Segment Reporting (Details) - Schedule of Information on Geographical Regions [Line Items]
Hyperimmune products revenue	642,819	501,228	[1]	4,264
Revenue from external customers	642,819	501,228		4,264
Canada [Member] | Travelan [Member]
Segment Reporting (Details) - Schedule of Information on Geographical Regions [Line Items]
Hyperimmune products revenue	1,201	63,172	[1]	101,639
Revenue from external customers	1,201	63,172		101,639
Other [Member] | Protectyn [Member]
Segment Reporting (Details) - Schedule of Information on Geographical Regions [Line Items]
Hyperimmune products revenue	1,804,705	765,193	[1]	145,776
Revenue from external customers	$ 1,804,705	$ 765,193		$ 145,776

[1]	Returns are provided where outlined in a customer’s agreement.